Accounts Receivable and Loans (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Impaired loans and receivables
Loans over 90 Days past due and accruing interest	$ 131	$ 185
Non-accrual loans	535	636
Loans and receivables modified in a Troubled Debt Restructuring	918	1,201
Total impaired loans and receivables	1,584	2,022
Unpaid principal balance	1,513	1,925
Related allowance for Troubled Debt Restructurings	294	342
Accounts Receivable and Loans (Textuals) [Abstract]
Total loans and receivables modified as a TDR, non-accrual	410	655
Total loans and receivables modified as a TDR, past due 90 days and still accruing	4	7
U S Card Services [Member] | Cardmember Loans [Member]
Impaired loans and receivables
Loans over 90 Days past due and accruing interest	64	90
Non-accrual loans	529	628
Loans and receivables modified in a Troubled Debt Restructuring	736	1,076
Total impaired loans and receivables	1,329	1,794
Unpaid principal balance	1,268	1,704
Related allowance for Troubled Debt Restructurings	174	274
U S Card Services [Member] | Cardmember Receivables [Member]
Impaired loans and receivables
Loans over 90 Days past due and accruing interest	0	0
Non-accrual loans	0	0
Loans and receivables modified in a Troubled Debt Restructuring	174	114
Total impaired loans and receivables	174	114
Unpaid principal balance	165	109
Related allowance for Troubled Debt Restructurings	118	63
International Card Services [Member] | Cardmember Loans [Member]
Impaired loans and receivables
Loans over 90 Days past due and accruing interest	67	95
Non-accrual loans	6	8
Loans and receivables modified in a Troubled Debt Restructuring	8	11
Total impaired loans and receivables	81	114
Unpaid principal balance	80	112
Related allowance for Troubled Debt Restructurings	$ 2	$ 5